RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Salaries, incentives and benefits	$ 17,907	$ 18,225
Audit, legal and consulting	4,341	3,205
Trustee/director fees including distributions, revaluations and expenses	2,825	(1,777)
RSU and PSU compensation expense including distributions and revaluations	7,782	1,835
Other public entity costs	2,629	2,615
Office rents including property taxes and common area maintenance costs	623	491
Capital tax	995	867
Information technology costs	2,524	2,213
Other	2,332	2,779
Total	41,958	30,453
Less: capitalized general and administrative expenses	(518)	(988)
General and administrative expenses	$ 41,440	$ 29,465